Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	AIM ETF Products Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001797318
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2020
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As of the date of this Supplement, the Cap for the Fund for the Outcome Period is expected to be between 12.75% and 14.75%, prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is expected to be between 12.01% and 14.01%, as of the date of this Supplement.
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As of the date of this Supplement, the Cap for the Fund for the Outcome Period is expected to be between 6.00% and 8.00%, prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is expected to be between 5.26% and 7.26%, as of the date of this Supplement.